UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2019

Item 1. Schedule of Investments.

	US Vegan Climate ETF
	Schedule of Investments
	October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Accommodation and Food Services - 0.6%
210	Hilton Worldwide Holdings, Inc.	$20,362
210	Marriott International, Inc. - Class A	26,575
330	MGM Resorts International	9,405
		56,342
	Administrative and Support and Waste Management and Remediation Services - 5.6%
300	Automatic Data Processing, Inc.	48,669
30	Booking Holdings, Inc. (a)	61,463
90	Broadridge Financial Solutions, Inc.	11,270
90	Equifax, Inc.	12,304
60	FleetCor Technologies, Inc. (a)	17,653
60	Gartner, Inc. (a)	9,245
200	Global Payments, Inc.	33,836
255	IHS Markit, Ltd. (a)	17,855
975	Mastercard, Inc. - Class A	269,890
150	Republic Services, Inc.	13,127
120	TransUnion	9,914
315	Waste Management, Inc.	35,346
		540,572
	Arts, Entertainment, and Recreation - 0.5%
210	Electronic Arts, Inc. (a)	20,244
285	Las Vegas Sands Corporation	17,625
60	Wynn Resorts Ltd.	7,280
		45,149
	Construction - 0.8%
255	DR Horton, Inc.	13,354
195	Lennar Corporation - Class A	11,622
15	NVR, Inc. (a)	54,549
		79,525
	Finance and Insurance - 20.0%
555	Aflac, Inc.	29,504
15	Alleghany Corporation (a)	11,674
225	Allstate Corporation	23,945
300	Ally Financial, Inc.	9,189
480	American Express Company	56,294
645	American International Group, Inc.	34,159
105	Ameriprise Financial, Inc.	15,844
180	Anthem, Inc.	48,434
165	Aon plc	31,871
285	Arch Capital Group, Ltd. (a)	11,902
120	Arthur J Gallagher & Company	10,946
8,190	Bank of America Corporation	256,101
630	Bank of New York Mellon Corporation	29,453
540	BB&T Corporation	28,647
90	BlackRock, Inc.	41,553
360	Capital One Financial Corporation	33,570

75	Cboe Global Markets, Inc.	8,636
285	Centene Corporation (a)	15,128
885	Charles Schwab Corporation	36,028
300	Chubb, Ltd.	45,726
270	Cigna Corporation	48,184
105	Cincinnati Financial Corporation	11,887
345	Citizens Financial Group, Inc.	12,130
255	CME Group, Inc.	52,466
105	Comerica, Inc.	6,869
240	Discover Financial Services	19,262
180	E*TRADE Financial Corporation	7,522
30	Everest Re Group, Ltd.	7,713
180	Fidelity National Financial, Inc.	8,251
555	Fifth Third Bancorp	16,139
120	First Republic Bank	12,763
30	FirstCash, Inc.	2,532
210	Franklin Resources, Inc.	5,786
255	Hartford Financial Services Group, Inc.	14,555
105	Humana, Inc.	30,891
765	Huntington Bancshares, Inc.	10,809
405	Intercontinental Exchange, Inc.	38,200
285	Invesco, Ltd.	4,794
720	KeyCorp	12,938
360	KKR & Company, Inc. - Class A	10,379
150	Lincoln National Corporation	8,472
105	M&T Bank Corporation	16,436
15	Markel Corporation (a)	17,565
30	MarketAxess Holdings, Inc.	11,058
375	Marsh & McLennan Cos, Inc.	38,858
540	MetLife, Inc.	25,267
120	Moody's Corporation	26,483
60	MSCI, Inc.	14,074
75	Nasdaq, Inc.	7,483
150	Northern Trust Corporation	14,952
300	PNC Financial Services Group, Inc.	44,010
195	Principal Financial Group, Inc.	10,409
420	Progressive Corporation	29,274
300	Prudential Financial, Inc.	27,342
90	Raymond James Financial, Inc.	7,514
720	Regions Financial Corporation	11,592
45	Reinsurance Group of America, Inc.	7,311
180	S&P Global, Inc.	46,438
270	State Street Corporation	17,839
315	SunTrust Banks, Inc.	21,527
45	SVB Financial Group (a)	9,967
165	T Rowe Price Group, Inc.	19,107
195	TD Ameritrade Holding Corporation	7,484
195	Travelers Companies Inc.	25,557
975	UnitedHealth Group, Inc.	246,383
1,065	US Bancorp	60,726
30	WellCare Health Plans, Inc. (a)	8,898
90	Willis Towers Watson plc	16,821
135	Zions Bancorp	6,543
		1,918,064
	Health Care and Social Assistance - 0.4%
195	HCA Healthcare, Inc.	26,040
60	Universal Health Services, Inc. - Class B	8,248
		34,288

	Information - 25.5% ●
570	Activision Blizzard, Inc.	31,937
360	Adobe, Inc. (a)	100,055
120	Akamai Technologies, Inc. (a)	10,380
60	ANSYS, Inc. (a)	13,209
7,590	AT&T, Inc.	292,139
165	Autodesk, Inc. (a)	24,314
210	Cadence Design Systems, Inc. (a)	13,723
810	CenturyLink, Inc.	10,481
120	Charter Communications, Inc. - Class A (a)	56,143
75	Chegg, Inc. (a)	2,299
75	Citrix Systems, Inc.	8,164
5,340	Comcast Corporation - Class A	239,339
30	CoStar Group, Inc. (a)	16,486
210	DXC Technology Company	5,811
30	FactSet Research Systems, Inc.	7,606
435	Fidelity National Information Services, Inc.	57,316
405	Fiserv, Inc. (a)	42,987
60	IAC/InterActiveCorp (a)	13,635
180	Intuit, Inc.	46,350
105	Liberty Broadband Corporation - Class C (a)	12,397
3,330	Microsoft Corporation	477,422
1,665	Oracle Corporation	90,726
75	Palo Alto Networks, Inc. (a)	17,054
825	PayPal Holdings, Inc. (a)	85,882
75	PTC, Inc. (a)	5,018
540	salesforce.com, Inc. (a)	84,505
120	Splunk, Inc. (a)	14,395
150	SS&C Technologies Holdings, Inc.	7,801
435	Symantec Corporation	9,953
105	Synopsys, Inc. (a)	14,254
90	Take-Two Interactive Software, Inc. (a)	10,832
225	T-Mobile US, Inc. (a)	18,598
75	Twilio, Inc. - Class A (a)	7,242
540	Twitter, Inc. (a)	16,184
90	Veeva Systems, Inc. - Class A (a)	12,765
75	VeriSign, Inc. (a)	14,252
120	Verisk Analytics, Inc.	17,364
4,095	Verizon Communications, Inc.	247,625
1,530	Visa, Inc. - Class A	273,656
105	Workday, Inc. - Class A (a)	17,027
		2,447,326
	Management of Companies and Enterprises - 0.9%
465	Accenture plc - Class A	86,220

	Manufacturing - 26.3% ●
705	Advanced Micro Devices, Inc. (a)	23,921
165	Alphabet, Inc. - Class A (a)	207,702
165	Alphabet, Inc. - Class C (a)	207,918
270	Analog Devices, Inc.	28,790
2,100	Apple, Inc.	522,396
675	Applied Materials, Inc.	36,626
45	Arista Networks, Inc. (a)	11,006
255	Ball Corporation	17,842
60	Beyond Meat, Inc. (a)	5,067
285	Broadcom, Inc.	83,462
4,230	Cisco Systems, Inc.	200,967
120	Cummins, Inc.	20,698
240	Deere & Company	41,794
120	Dell Technologies, Inc. - Class C (a)	6,347
90	Dover Corporation	9,350
315	Eaton Corp plc	27,440
45	Energizer Holdings, Inc.	1,912
2,910	Ford Motor Company	24,997
105	Fortinet, Inc. (a)	8,564
915	General Motors Company	34,001
60	IDEX Corporation	9,332
165	Ingersoll-Rand plc	20,937
5,160	Intel Corporation	291,695
285	International Paper Company	12,449
645	Johnson Controls International plc	27,948
255	Juniper Networks, Inc.	6,329
135	Keysight Technologies, Inc. (a)	13,623
120	Lam Research Corporation	32,525
435	Marvell Technology Group, Ltd.	10,610
180	Maxim Integrated Products, Inc.	10,559
15	Mettler-Toledo International, Inc. (a)	10,574
165	Microchip Technology, Inc.	15,558
795	Micron Technology, Inc. (a)	37,802
120	Motorola Solutions, Inc.	19,958
180	NetApp, Inc.	10,058
225	Nucor Corporation	12,116
420	NVIDIA Corporation	84,428
255	PACCAR, Inc.	19,395
60	Packaging Corp of America	6,568
90	Parker-Hannifin Corporation	16,514
90	Qorvo, Inc. (a)	7,277
900	QUALCOMM, Inc.	72,396
90	Rockwell Automation, Inc.	15,479
180	Seagate Technology plc	10,445
120	Skyworks Solutions, Inc.	10,927
240	Square, Inc. - Class A (a)	14,743
105	Stanley Black & Decker, Inc.	15,890
105	Tesla, Inc. (a)	33,067
675	Texas Instruments, Inc.	79,643
30	TransDigm Group, Inc.	15,788
180	Trimble, Inc. (a)	7,171
75	Varian Medical Systems, Inc. (a)	9,061
120	Wabtec Corporation	8,324
45	Waters Corporation (a)	9,523
210	Western Digital Corporation	10,847
45	Zebra Technologies Corporation - Class A (a)	10,704
		2,521,063

	Mining, Quarrying, and Oil and Gas Extraction - 0.2%
45	Martin Marietta Materials, Inc.	11,786
90	Vulcan Materials Company	12,858
		24,644
	Professional, Scientific, and Technical Services - 6.4%
105	CDW Corporation	13,431
210	Cerner Corporation	14,095
420	Cognizant Technology Solutions Corporation - Class A	25,595
600	eBay, Inc.	21,150
30	F5 Networks, Inc. (a)	4,322
1,665	Facebook, Inc. - Class A (a)	319,097
120	GoDaddy, Inc. - Class A (a)	7,804
675	International Business Machines Corporation	90,268
285	Interpublic Group of Companies, Inc.	6,199
120	IQVIA Holdings, Inc. (a)	17,330
60	Jack Henry & Associates, Inc.	8,494
105	Leidos Holdings, Inc.	9,054
255	Nielsen Holdings plc	5,141
150	Omnicom Group, Inc.	11,578
225	Paychex, Inc.	18,819
135	ServiceNow, Inc. (a)	33,380
60	VMware, Inc. - Class A	9,496
		615,253
	Real Estate and Rental and Leasing - 5.9%
330	American Tower Corporation	71,966
1,035	Annaly Capital Management, Inc.	9,294
90	AvalonBay Communities, Inc.	19,589
120	Boston Properties, Inc.	16,464
225	CBRE Group, Inc. - Class A (a)	12,049
300	Crown Castle International Corporation	41,637
150	Digital Realty Trust, Inc.	19,056
270	Duke Realty Corporation	9,488
60	Equinix, Inc.	34,007
255	Equity Residential	22,608
45	Essex Property Trust, Inc.	14,721
90	Extra Space Storage, Inc.	10,104
45	Federal Realty Investment Trust	6,121
525	Host Hotels & Resorts, Inc.	8,605
210	Iron Mountain, Inc.	6,888
75	Mid-America Apartment Communities, Inc.	10,424
465	Prologis, Inc.	40,808
105	Public Storage	23,400
225	Realty Income Corporation	18,403
135	Regency Centers Corporation	9,077
75	SBA Communications Corporation	18,049
225	Simon Property Group, Inc.	33,903
75	Sun Communities, Inc.	12,199
495	Synchrony Financial	17,508
195	UDR, Inc.	9,799
60	United Rentals, Inc. (a)	8,014
270	Ventas, Inc.	17,577
135	Vornado Realty Trust	8,860
285	Welltower, Inc.	25,847
120	WP Carey, Inc.	11,047
		567,512

	Retail Trade - 0.8%
45	Advance Auto Parts, Inc.	7,312
15	AutoZone, Inc. (a)	17,166
165	Best Buy Company, Inc.	11,852
135	CarMax, Inc. (a)	12,578
45	O'Reilly Automotive, Inc. (a)	19,598
30	WW Grainger, Inc.	9,265
		77,771
	Transportation and Warehousing - 4.0%
300	American Airlines Group, Inc.	9,018
300	Carnival Corporation	12,867
90	CH Robinson Worldwide, Inc.	6,807
570	CSX Corporation	40,054
420	Delta Air Lines, Inc.	23,134
90	Expedia Group, Inc.	12,299
135	Expeditors International of Washington, Inc.	9,847
180	FedEx Corporation	27,479
75	Kansas City Southern	10,558
195	Norfolk Southern Corporation	35,490
150	Norwegian Cruise Line Holdings, Ltd. (a)	7,614
60	Old Dominion Freight Line, Inc.	10,925
120	Royal Caribbean Cruises, Ltd.	13,060
345	Southwest Airlines Company	19,365
540	Union Pacific Corporation	89,348
510	United Parcel Service, Inc. - Class B	58,737
		386,602
	Utilities - 0.6%
135	American Water Works Company, Inc.	16,642
75	Hawaiian Electric Industries, Inc.	3,386
30	IDACORP, Inc.	3,229
390	PG&E Corporation (a)	2,406
195	Sempra Energy	28,179
		53,842
	Wholesale Trade - 1.1%
135	Copart, Inc. (a)	11,156
405	Fastenal Company	14,556
105	Genuine Parts Company	10,771
120	Henry Schein, Inc. (a)	7,510
120	KLA Corporation	20,285
30	Lennox International, Inc.	7,421
210	LKQ Corporation (a)	7,138
135	McKesson Corporation	17,955
180	Westrock Company	6,726
		103,518
	TOTAL COMMON STOCKS (Cost $9,346,225)	9,557,691

	SHORT-TERM INVESTMENTS - 0.4%
35,676	First American Government Obligations Fund, Class X 1.74%*	35,676
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,676)	35,676
	TOTAL INVESTMENTS (Cost $9,399,901) - 100.0%	9,593,367
	Other Assets in Excess of Liabilities - 0.0%+	3,700
	NET ASSETS - 100.0%	$9,597,067

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
●	To the extent that the Fund invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
+	Represents less than 0.05%
*	Rate shown is the annualized seven-day yield as of October 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)* /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date December 27, 20219

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date December 27, 2019

By (Signature and Title)* /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date December 27, 2019

* Print the name and title of each signing officer under his or her signature.